Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000175516 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175516 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175516 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175516 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175516 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175516 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175516 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175516 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175516 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175516 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000175516 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000175516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000175516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000175516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175516 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000175516 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000175516 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175516 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175516 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000175516 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000175516 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000175516 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000175516 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175516 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134842 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134842 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134842 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134842 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134842 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134842 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134842 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134842 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134842 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134842 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134842 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134842 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000134842 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134842 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000134842 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000134842 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134842 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134842 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134842 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000134842 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000134842 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134842 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134842 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134842 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000134842 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000134842 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000134842 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134842 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134842 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134841 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134841 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134841 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134841 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134841 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134841 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134841 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134841 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134841 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134841 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000134841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000134841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000134841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000134841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000134841 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000134841 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134841 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134841 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134841 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000134841 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000134841 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000134841 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134841 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134841 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000138515 [Member] | U S Treasury Notes 3 38 2 29 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138515 [Member] | U S Treasury Notes 3 50 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138515 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138515 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 65 4 7 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138515 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 4 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138515 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 5 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138515 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138515 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 28 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138515 [Member] | Lincoln Financial Global Funding 4 20 1 12 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000138515 [Member] | Foundry JV Holdco LLC 5 90 1 25 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000138515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138515 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138515 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138515 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138515 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000138515 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000138515 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000138515 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135576 [Member] | U S Treasury Notes 3 38 2 29 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135576 [Member] | U S Treasury Notes 3 50 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135576 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135576 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 65 4 7 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135576 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 4 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135576 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 5 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135576 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135576 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 28 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135576 [Member] | Lincoln Financial Global Funding 4 20 1 12 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135576 [Member] | Foundry JV Holdco LLC 5 90 1 25 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135576 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135576 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000135576 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135576 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135576 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135576 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135576 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000135576 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000135576 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000135576 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135577 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 4 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135577 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135577 [Member] | Morgan Stanley 1 59 5 4 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | UBS Group AG 4 70 8 5 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Citigroup Inc SOFR RATE 0 770 4 42 6 9 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Hyundai Capital America SOFR RATE 1 120 4 77 6 23 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Wells Fargo And Co GMTN 3 53 3 24 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135577 [Member] | Charles Schwab Corp The SOFR Index 1 050 4 70 3 3 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135577 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 7 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000135577 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135577 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135577 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135577 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135577 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000135577 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000138516 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 65 4 2 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000138516 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 4 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000138516 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138516 [Member] | Morgan Stanley 1 59 5 4 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | UBS Group AG 4 70 8 5 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Citigroup Inc SOFR RATE 0 770 4 42 6 9 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Hyundai Capital America SOFR RATE 1 120 4 77 6 23 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Wells Fargo And Co GMTN 3 53 3 24 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138516 [Member] | Charles Schwab Corp The SOFR Index 1 050 4 70 3 3 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138516 [Member] | U S Treasury Bills U S Treasury Bill When Issued 3 64 5 7 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000138516 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000138516 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000138516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138516 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000138516 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000138516 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000217814 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217814 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217814 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217814 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217814 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217814 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217814 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217814 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217814 [Member] | National Grid Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217814 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217814 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000217814 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000217814 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217814 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000217814 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000217814 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217814 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000217814 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000217814 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217814 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217814 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217814 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217814 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217814 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217814 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217814 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000217814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000146417 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146417 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146417 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000146417 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146417 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146417 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146417 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146417 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146417 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146417 [Member] | National Grid Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146417 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000146417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000146417 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000146417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000146417 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000146417 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000146417 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000146417 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146417 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146417 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146417 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146417 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146417 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146417 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146417 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146417 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000175517 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175517 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175517 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175517 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175517 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175517 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175517 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175517 [Member] | National Grid Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175517 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000175517 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000175517 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175517 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175517 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175517 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175517 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175517 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175517 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175517 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175517 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175517 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175517 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000195522 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195522 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195522 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195522 [Member] | Lotes Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195522 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195522 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195522 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195522 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195522 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195522 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000195522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000195522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000195522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195522 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000195522 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195522 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195522 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195522 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000195522 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195522 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000195522 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195522 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195522 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195521 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195521 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195521 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195521 [Member] | Lotes Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195521 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195521 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195521 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195521 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195521 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195521 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000195521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000195521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195521 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000195521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000195521 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195521 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195521 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195521 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000195521 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195521 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000195521 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195521 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195521 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195520 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195520 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195520 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195520 [Member] | Lotes Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195520 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195520 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195520 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195520 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195520 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195520 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195520 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000195520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000195520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195520 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000195520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000195520 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195520 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195520 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000195520 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195520 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000195520 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195520 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195520 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235076 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000235076 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235076 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000235076 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235076 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235076 [Member] | Zijin Gold International Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235076 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235076 [Member] | CSPC Pharmaceutical Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235076 [Member] | POCO Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235076 [Member] | CGN Mining Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000235076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000235076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000235076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000235076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000235076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000235077 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000235077 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235077 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000235077 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235077 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235077 [Member] | Zijin Gold International Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235077 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235077 [Member] | CSPC Pharmaceutical Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235077 [Member] | POCO Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235077 [Member] | CGN Mining Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235077 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000235077 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000235077 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000235077 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235077 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000235077 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235077 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235077 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235077 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000235077 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000235075 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000235075 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235075 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000235075 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235075 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235075 [Member] | Zijin Gold International Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235075 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235075 [Member] | CSPC Pharmaceutical Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235075 [Member] | POCO Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235075 [Member] | CGN Mining Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000235075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000235075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000235075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000235075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235075 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000235075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240115 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240115 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240115 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240115 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240115 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240115 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240115 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240115 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240115 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240115 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000240115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000240115 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240115 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240115 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000240115 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240115 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240115 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240114 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240114 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240114 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240114 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240114 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240114 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240114 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240114 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240114 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240114 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240114 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000240114 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240114 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000240114 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240114 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240114 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240114 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000240114 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240114 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240114 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240114 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240114 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240113 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240113 [Member] | B3 SA Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240113 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240113 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240113 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240113 [Member] | Samsung Electronics Co Ltd 0 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240113 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240113 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240113 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240113 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000240113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240113 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000240113 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240113 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240113 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240113 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000240113 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240113 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240113 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240113 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240118 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240118 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240118 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240118 [Member] | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240118 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240118 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240118 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240118 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240118 [Member] | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240118 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240118 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240118 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240118 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240118 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240118 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240118 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240118 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240118 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240118 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240118 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240118 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240118 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240118 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240118 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240118 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000240118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240118 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240118 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240118 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240118 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240118 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240117 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240117 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240117 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240117 [Member] | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240117 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240117 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240117 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240117 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240117 [Member] | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240117 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240117 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240117 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240117 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240117 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240117 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240117 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240117 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240117 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240117 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240117 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240117 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240117 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240117 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240117 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000240117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240117 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240117 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240117 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240117 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240117 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240116 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240116 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240116 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240116 [Member] | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240116 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240116 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240116 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240116 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240116 [Member] | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240116 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240116 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240116 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240116 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240116 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000240116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240116 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240116 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240116 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240116 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240116 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240119 [Member] | Sieyuan Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240119 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240119 [Member] | Cranswick Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240119 [Member] | Beazley Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240119 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240119 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240119 [Member] | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240119 [Member] | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240119 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240119 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240119 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000240119 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240119 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000240119 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240119 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240119 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240119 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240119 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240119 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240119 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000240119 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240119 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240119 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240119 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240119 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240119 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000240119 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240119 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240119 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240119 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240119 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240121 [Member] | Sieyuan Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240121 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240121 [Member] | Cranswick Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240121 [Member] | Beazley Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240121 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240121 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240121 [Member] | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240121 [Member] | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240121 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240121 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240121 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000240121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000240121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240121 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240121 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240121 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000240121 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240121 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240121 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240121 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240121 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240121 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000240121 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240121 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240121 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240121 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240121 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240120 [Member] | Sieyuan Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240120 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240120 [Member] | Cranswick Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240120 [Member] | Beazley Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240120 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240120 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240120 [Member] | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240120 [Member] | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240120 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240120 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240120 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000240120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000240120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240120 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240120 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240120 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240120 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240120 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000240120 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240120 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240120 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240120 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240120 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240120 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000240120 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240120 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240120 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240120 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240120 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.70%